Summary of material accounting policies	6 Months Ended
Jun. 30, 2025
Summary of material accounting policies
Summary of material accounting policies.

3.     Summary of accounting policies

Basis of preparation

The unaudited consolidated interim financial statements of the Group for the three and six months ended June 30, 2025 and 2024, have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The unaudited consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Annual Report for the year ended December 31, 2024, which was prepared in accordance with IFRS® Accounting Standards and related interpretations as issued by the International Accounting Standards Board (“IASB”).

The unaudited consolidated interim financial statements are presented in U.S. dollar rounded to the nearest million. The functional currency of the Company is euro.

Income tax in interim periods is accrued using the effective tax rate expected to be applied to annual earnings.

The accounting policies, presentation and methods of computation followed in the unaudited consolidated interim financial statements are consistent with those applied in the Group’s latest Annual Report.

Going concern

At the date that the unaudited consolidated interim financial statements were approved for issue by the Board, the Board has formed the judgment that there is a reasonable expectation that the Group will have adequate resources to continue in operational existence for the foreseeable future. Accordingly, these consolidated interim financial statements have been prepared on a going concern basis. In assessing whether the going concern assumption is appropriate, the Board has taken into account all available information about the period extending to at least June 30, 2026.

In arriving at its conclusion, the Board has performed a comprehensive assessment of all available information and internal and external factors. This includes the Group’s continuing favorable trading performance for the six months ended June 30, 2025, the anticipated trading performance for the period extending to at least June 30, 2026, management plans and strategic responses to current and anticipated financial and operational challenges, current and anticipated levels of cash and net debt, the availability and terms of the Group’s committed borrowing facilities, the evolving trade and tariff environment, economic and exchange rate volatility linked to political and geopolitical risks. The Board has also evaluated the matters outlined in the Company’s announcement during the period and the information available to the Board in respect of its indirect controlling shareholder’s continued discussions with certain holders of its Senior Secured Notes and Senior Unsecured Notes, and the separate and distinct AMPSA capital structure from that of its indirect controlling shareholder in respect of its financing arrangements which are highly favorable when compared to current market re-financing conditions available to the Group (see note 10). As a result of the aforementioned factors being considered, including the Group’s continuing favorable trading performance, it is the Board’s judgment that it is appropriate to prepare the consolidated financial statements using the going concern basis.

Recent changes in accounting pronouncements

The impact of new standards, amendments to existing standards and interpretations issued and effective for annual periods beginning on or after January 1, 2025 have been assessed by the Board. None of these new standards or amendments to existing standards effective January 1, 2025 have had or are expected to have a material impact for the Group.

The Board’s assessment of the impact of new standards on the unaudited consolidated interim financial statements, which are not yet effective and which have not been early adopted by the Group, including IFRS 18 ‘Presentation and Disclosure in Financial Statements’ and Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity, on the unaudited consolidated interim financial statements is on-going.